Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2021	Jan. 06, 2021	Jul. 07, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain (Loss) on Investments	$ 4,168								$ 52,152
Net Income (Loss) Attributable to Parent	3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)			$ (32,821)		(5,543,192)
Cash equivalents	0					$ 0	0		0
Unrecognized tax benefits	0						0		0
Unrecognized tax benefits accrued for interest and penalties	0						0		0
Cash that is insured with federal insurance	250,000					250,000	250,000		250,000
Income from investments held in Trust Account	4,168								52,152
Net income (loss)	3,374,118	(10,445,389)	1,528,079	(20,233)			(32,821)		(5,543,192)
Minimum net intangible assets required to redemption of common stock						5,000,001			5,000,001
Additional Paid in Capital							24,310
Accumulated deficit	(35,151,299)					(30,486,694)	(32,821)		(35,151,299)
Total shareholders' equity (deficit)	(35,150,609)	(38,524,727)	(28,079,338)	4,767	$ (38,524,727)	(30,486,004)	$ (7,821)	[1],[2]	(35,150,609)		$ 0
Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other offering costs						$ 15,800,000
Initial Public Offering | Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						9,200,000
Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit		(38,525,417)	(28,080,028)		(38,525,417)
Total shareholders' equity (deficit)		(38,524,727)	(28,079,338)		(38,524,727)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively		276,000,000			276,000,000
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital						$ (5,040,999)
Accumulated deficit						(30,444,878)
Total shareholders' equity (deficit)						$ (35,486,010)
Adjustment | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital		(13,949,009)	(3,503,723)		(13,949,009)
Accumulated deficit		(29,575,286)	(29,575,286)		(29,575,286)
Total shareholders' equity (deficit)		(43,524,730)	(33,079,340)		(43,524,730)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively		43,524,730			43,524,730
Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss) Attributable to Parent	2,699,294								(4,405,422)
Net income (loss)	$ 2,699,294								$ (4,405,422)
Anti-dilutive securities attributable to warrants (in shares)									14,213,333
Common shares, shares outstanding (in shares)	27,600,000					0	0		27,600,000
Class A Ordinary shares | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss) Attributable to Parent		(10,445,389)	1,528,079		(8,917,310)
Net income (loss)		(10,445,389)	1,528,079		(8,917,310)
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity, shares outstanding	27,600,000					27,600,000	0		27,600,000
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000					27,600,000	0		27,600,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	$ 276,000,000					$ 276,000,000			$ 276,000,000
Class A Common Stock Subject to Redemption | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively			276,000,000
Class A Common Stock Subject to Redemption | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively						$ 13,338,010
Class A Common Stock Subject to Redemption | Adjustment | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively			33,079,340
Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss) Attributable to Parent	674,824			(20,233)					(1,137,770)
Temporary equity, shares outstanding										6,900,000
Net income (loss)	$ 674,824			$ (20,233)					$ (1,137,770)
Class A common stock subject to possible redemption, outstanding (in shares)										6,900,000
Common shares, shares outstanding (in shares)	6,900,000						6,900,000		6,900,000	6,900,000
Class B Ordinary shares | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss) Attributable to Parent		(10,445,389)	1,528,079		(8,917,310)
Net income (loss)		$ (10,445,389)	$ 1,528,079		$ (8,917,310)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).